SHORT-TERM DEBT AND LONG-TERM DEBT - Amortization schedules (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortization schedules of long-term loans and financing
Long-term debt	R$ 10,875,249	R$ 13,188,891
2022
Amortization schedules of long-term loans and financing
Long-term debt		5,210
2023
Amortization schedules of long-term loans and financing
Long-term debt	1,115,211	2,108,324
2024
Amortization schedules of long-term loans and financing
Long-term debt	878,044	1,813,225
2025
Amortization schedules of long-term loans and financing
Long-term debt	405,788	682,422
2026
Amortization schedules of long-term loans and financing
Long-term debt	R$ 8,476,206	R$ 8,579,710